Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Nov. 30, 2016
Related Party Transaction [Line Items]
Vessel operating expenses	$ (46,336)	$ (48,539)	$ (143,203)	$ (156,726)
Strategic and administrative service fees	(7,453)	(7,437)	(22,568)	(23,179)
Revenues	170,240	187,444	758,632	632,612
Vessel operating expenses - technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses	(248)	0	(744)	0
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(95)	(21)	(337)	(120)
LNG terminal services revenue
Related Party Transaction [Line Items]
Revenue from Related Parties	0	(150)	0	1,979
Technical management fee revenues
Related Party Transaction [Line Items]
Revenue from Related Parties	169	169	507	596
Service revenues
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 3	$ 100	$ 12	$ 317
Teekay LNG Operating LLC [Member] | Bahrain LNG W.I.L.
Related Party Transaction [Line Items]
Ownership percentage					30.00%